Stockholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 07, 2025	Nov. 30, 2024	Nov. 13, 2024	Jan. 19, 2022
Stockholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)	110,000,000	110,000,000	81,795,590
Preferred stock, shares authorized (in Shares)	1,000,000	1,000,000	0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding (in Shares)	0	0	0
Number of warrant shares (in Shares)		961,667
Warrant term		4 years 10 months 24 days
Redemption trigger price of per share					$ 99.9
Number of exercise price of warrants		$ 114.9
Percentage of market value and newly issued price	115.00%	115.00%
Fair value of common stock	$ 53.4	$ 53.4
Expected volatility	90.00%	90.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	4.09%	4.09%
Expected life	4 years 10 months 24 days	4 years 10 months 24 days
Exercise price adjustment (in Dollars)	$ 10,177	$ 10,177
Designated shares (in Shares)			2
Warrant [Member]
Stockholders’ Equity [Line Items]
Common Stock convertible price	$ 0.068	$ 0.068
Number of exercise price of warrants						$ 0.068
Percentage of market value and newly issued price	180.00%	180.00%
Warrants issued (in Shares)						0.068
Public Warrants [Member]
Stockholders’ Equity [Line Items]
Number of warrant shares (in Shares)	500,000	500,000
Warrants exercisable term		12 months					12 months
Warrant term		5 years					5 years
Redemption price per public warrant .	$ 0.3	$ 0.3
Redemption trigger price of per share					114.9
Private Placement Warrants [Member]
Stockholders’ Equity [Line Items]
Number of warrant shares (in Shares)	461,667	461,667
Redemption trigger price of per share					179.7
Executive Warrants [Member]
Stockholders’ Equity [Line Items]
Number of warrant shares (in Shares)				28,333
Business Combination [Member]
Stockholders’ Equity [Line Items]
Number of exercise price of warrants	$ 276	$ 276
Legacy Abpro Common Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)			40,000,000
Preferred stock, shares authorized (in Shares)			11,620,248
Number of warrant shares (in Shares)	2,034	2,034
Redemption Trigger [Member]
Stockholders’ Equity [Line Items]
Redemption trigger price of per share					$ 179.7
Series A Common Stock [Member]
Stockholders’ Equity [Line Items]
Number of redemption trigger price	$ 540	$ 540
Series A Common Stock [Member] | Public Warrants [Member]
Stockholders’ Equity [Line Items]
Stock price trigger for redemption of public warrants.	$ 540	$ 540
Number of trading days	20 days	20 days
Number of trading day period	30 days	30 days
Shares issues price per share	$ 276	$ 276
Series A Common Stock [Member] | Business Combination [Member]
Stockholders’ Equity [Line Items]
Percentage of total equity proceeds and interest	60.00%	60.00%
Common Stock [Member] | Legacy Abpro Common Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized (in Shares)			40,000,000
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, shares authorized (in Shares)	1,000,000